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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2004 through October 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                            -----------------------
                                     EQUITY
                                     INCOME
                                      FUND

                                     Annual
                                     Report

                                    10/31/05

                                 [Logo] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1

Portfolio Summary                                            2

Prices and Distributions                                     3

Performance Update                                           4

Comparing Ongoing Fund Expenses                              9

Portfolio Management Discussion                             11

Schedule of Investments                                     15

Financial Statements                                        22

Notes to Financial Statements                               31

Report of Independent Registered Public Accounting Firm     38

Trustees, Officers and Service Providers                    39

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Questions about the economic outlook moved from theoretical to real when Hurricanes Katrina and Rita wreaked devastation on people and property across much of the Gulf Coast. Before the storms struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. Despite 12 straight hikes by the Federal Reserve Board, interest rates were at tolerable levels, and businesses and households were managing to live with rising energy costs. The Fed raised rates again on November 1, 2005, suggesting continued concern that inflationary fires are merely banked, not extinguished. The stimulative effect of massive recovery spending may have been a factor in the Fed's decision. Damage to many Gulf area facilities may also keep oil and gasoline supplies tight and restrain GDP growth for a time. By late in the third quarter, energy prices had backed off peak levels, but remained high enough to prompt worries over their impact on consumers and the economy in general.

Consumers are key to the economy's direction. The national savings rate stands near zero, leaving households with little financial slack to continue absorbing punishing prices at the pump and in their heating and utility bills; confidence understandably sagged after the storms. However, U.S. consumers are notably resilient. If conditions in the job market rebound from storm-induced disruptions, their behavior seems unlikely to change very much.

Barring surprises, the hurricanes have not undercut our favorable expectations for the rest of the year. We believe carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Another Fund Group Joins the Pioneer Family

Pioneer Investment Management recently completed the acquisition of AmSouth Bancorporation's mutual fund management business. This transaction, our fifth in two years, adds seven new funds to our lineup and expands assets under management by over $5 billion. Transactions such as these increase our ability to offer competitively priced products to our shareholders and other investors through the services of their financial advisors.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material]

U.S. Common Stocks                      97.1%
Temporary Cash Investment                2.3%
Convertible Preferred Stocks             0.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a pie chart in the printed material]

Financials                              22.7%
Utilities                               18.4%
Industrials                             10.4%
Consumer Discretionary                   9.0%
Telecommunication Services               8.5%
Energy                                   8.1%
Health Care                              8.0%
Consumer Staples                         7.8%
Materials                                5.9%
Information Technology                   1.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)*

  1.    PACCAR, Inc.                      3.77%      6.   Chevron Texaco Corp.           2.38%
  2.    Questar Corp.                     3.65       7.   Verizon Communications, Inc.   2.29
  3.    ConocoPhillips                    3.51       8.   Exxon Mobil Corp.              2.24
  4.    Washington Mutual, Inc.           2.90       9.   Merck & Co., Inc.              2.09
  5.    T. Rowe Price Associates, Inc.    2.73      10.   SunTrust Banks, Inc.           2.07

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   10/31/05   10/31/04
------- ---------- ---------
   A     $29.23     $26.91
   B     $29.05     $26.75
   C     $28.96     $26.68
   R     $29.39     $27.08
   Y     $29.35     $27.02

Distributions Per Share
--------------------------------------------------------------------------------

                           11/1/04 - 10/31/05
              ---------------------------------------------
                   Net
               Investment      Short-Term       Long-Term
    Class        Income      Capital Gains    Capital Gains
------------  ------------  ---------------  --------------
      A          $0.5975         $ -              $ -
      B          $0.3426         $ -              $ -
      C          $0.3775         $ -              $ -
      R          $0.5626         $ -              $ -
      Y          $0.7144         $ -              $ -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

The index defined here pertains to the Value of $10,000 Investment charts on pages 4-8.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

----------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2005)
                                              Public
                               Net Asset     Offering
Period                        Value (NAV)   Price (POP)
10 Years                         9.69%        9.04%
5 Years                          3.47         2.25
1 Year                          10.87         4.50
----------------------------------------------------------

[The following table was depicted as a mountain chart in the printed material]

Value of $10,000 Investment

        Pioneer Equity          Russell 1000
         Income Fund            Value Index
10/95       9425                   10000
           10890                   12374
10/97      14200                   16479
           16854                   18924
10/99      18751                   22053
           20046                   23270
10/01      18200                   20509
           15903                   18454
10/03      18430                   22677
           21439                   26178
10/05      23770                   29283

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

----------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2005)
                             If         If
Period                      Held     Redeemed
10 Years                    8.81%      8.81%
5 Years                     2.60       2.60
1 Year                      9.89       5.89
----------------------------------------------------------

[The following table was depicted as a mountain chart in the printed material]

Value of $10,000 Investment

        Pioneer Equity          Russell 1000
         Income Fund            Value Index
10/95      10000                   10000
           11464                   12374
10/97      14828                   16479
           17472                   18924
10/99      19295                   22053
           20460                   23270
10/01      18435                   20509
           15976                   18454
10/03      18357                   22677
           21172                   26178
10/05      23267                   29283

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

----------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2005)
                             If         If
Period                      Held     Redeemed
Life-of-Class
(1/31/96)                   8.08%      8.08%
5 Years                     2.60       2.60
1 Year                      9.98       9.98
----------------------------------------------------------

[The following table was depicted as a mountain chart in the printed material]

Value of $10,000 Investment

        Pioneer Equity          Russell 1000
         Income Fund            Value Index
10/95      10000                   10000
           10534                   11142
10/97      13622                   14839
           16047                   17040
10/99      17708                   19857
           18761                   20953
10/01      16882                   18467
           14626                   16617
10/03      16810                   20419
           19399                   23572
10/05      21334                   26367

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

------------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2005)
                             If         If
Period                      Held     Redeemed
10 Years                     9.31%      9.31%
5 Years                      3.27       3.27
1 Year                      10.64      10.64
------------------------------------------------------------

[The following table was depicted as a mountain chart in the printed material]

Value of $10,000 Investment

        Pioneer Equity          Russell 1000
         Income Fund            Value Index
10/95      10000                   10000
           11495                   12374
10/97      14913                   16479
           17611                   18924
10/99      19494                   22053
           20736                   23270
10/01      18734                   20509
           16290                   18454
10/03      18938                   22677
           22011                   26178
10/05      24351                   29283

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including retirement plan investors.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

--------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2005)
                             If          If
Period                      Held       Redeemed
10 Years                    10.03%      10.03%
5 Years                      3.91        3.91
1 Year                      11.31       11.31

[The following table was depicted as a mountain chart in the printed material]

Value of $10,000 Investment

        Pioneer Equity          Russell 1000
         Income Fund            Value Index
10/95      10000                   10000
           11553                   12374
10/97      13065                   16479
           17906                   18924
10/99      19998                   22053
           21463                   23270
10/01      19555                   20509
           17162                   18454
10/03      19985                   22677
           23359                   26178
10/05      26001                   29283

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 7/25/90 to 7/2/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from May 1, 2005 through October 31, 2005

Share Class                  A              B              C              R              Y
-----------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 5/1/05

 Ending Account        $1,037.91      $1,033.19      $1,033.74      $1,036.73      $1,039.89
 Value On 10/31/05

 Expenses Paid         $    5.37      $    9.75      $    9.45      $    6.88      $    3.38
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.93%, 1.86%, 1.26% and 0.66%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2005 through October 31, 2005

Share Class                  A              B              C              R              Y
-----------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 5/1/05

 Ending Account        $1,019.86      $1,015.48      $1,015.83      $1,018.85      $1,621.88
 Value On
 10/31/05

 Expenses Paid         $    5.32      $    9.66      $    9.36      $    6.62      $    3.35
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.93%, 1.86%, 1.26% and 0.66%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/05
--------------------------------------------------------------------------------

In the following discussion John Carey, Portfolio Manager of Pioneer Equity Income Fund, discusses the Fund and its performance over the year ended October 31, 2005.

Q: Please discuss the performance of the portfolio during the most recent period and over the past twelve months.

A: Pioneer Equity Income Fund continued to record gains during the six months ended October 31, 2005. At net asset value, and assuming the reinvestment of all distributions, Class A shares rose by 3.79%, versus gains of 4.82% for the Russell 1000 Value Index, 5.27% for the Standard & Poor's 500 Index, and 4.47% for the average fund in the Lipper Analytical Services equity-income category. Over the twelve months ended October 31, Class A shares returned, on the same, total-return basis, 10.87% at net asset value, versus 11.86% for the Russell 1000 Value Index, 8.72% for the S&P 500 Index, and 10.15% for the average equity-income fund in the Lipper category. While there has been much ringing of alarm bells in the past year, over everything from steep gasoline prices to rising short-term interest rates to high-profile bankruptcies, the stock market has actually performed reasonably well. Patient investors have been rewarded as the market has generally tracked the growing economy and improving corporate earnings.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    The shortfall in performance of the Fund versus the market indexes and peer funds in the second half could be largely attributed to our underweightings in three sectors, energy, financial services, and information technology, that performed relatively well, and our overweight in the underperforming health-care sector. On the other side of the ledger were our strong stock selections in the consumer discretionary, industrials, materials, and utilities sectors. When making our asset deployments and individual-stock commitments, we are always looking out over the next several years. We know that not every decision will produce near-term results, but diversification is a keystone of our management strategy for this

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/05                             (continued)
--------------------------------------------------------------------------------

    Fund and it has served us well. Unfortunately, in the second half of the year, our selections fell somewhat short.

    The Fund marked its 15th anniversary in July of this year, and we are proud of the investment returns it has achieved for shareholders during that decade and a half. It is our aim to achieve respectable returns without incurring extraordinary risk, and to supplement capital appreciation with a meaningful income-dividend yield.

Q: Can you discuss in more detail the reasons for the performance of the Fund versus its main market benchmark, the Russell 1000 Value Index?

A: Beginning with the positive, the Fund saw strong performance contribution from its utilities holdings. In a period of outperformance by the utilities, our stocks did considerably better, and we were, as usual, significantly overweighted in the sector due to our dividend objective. Investors were attracted to utilities, we think, because of the income component and also because of the earnings prospects for the companies in a strong economy. Our two biggest contributors, Questar and Equitable Resources, have in common a broad exposure to natural gas, including, directly or through investments, distribution, pipeline transportation, storage, trading and management, gathering and processing. Who is to say that an old utility can't learn new tricks? Among our good performers in other sectors were Johnson Controls in consumer discretionary and Gorman-Rupp in industrials. Johnson Controls is a supplier of seats and batteries to the troubled automotive industry, but long ago had the foresight to diversify its customer list beyond the "Big Three." Gorman-Rupp is a pump manufacturer; in response to Hurricane Katrina, the company managed to supply about 150 large pumps to the city of New Orleans in a matter of weeks, which measurably reduced the time it took to get the water back into Lake Pontchartrain where it belonged. It is a fine example of the way in which the truly successful companies over time are often also the ones that make important contributions to human well-being.

    On the negative side, the aforementioned underweightings in some strong market sectors held us back somewhat, though even there there were bright spots. In energy our major holding of Conoco Phillips did very well, and in financials T. Rowe Price, the investment-management firm, was a stand out. We also correctly avoided the dismal Pfizer. However, our luck ended there, as the

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    drug companies we did own, including Merck, Abbott Laboratories, Bristol-Myers Squibb, and Eli Lilly, were awful stocks, right across the board. We continue to believe that the pharmaceuticals represent good value at their current prices; the dividends are undeniably attractive. So we are holding onto them, though with a heightened attentiveness on account of their difficulties. Otherwise, information technology, which showed recovering performance in the period, always presents a problem for us because of the generally low to non-existent dividend yields. We shall be looking, however, for possible investments there.

Q:  What changes did you make to the portfolio during the last six months?

A: Overall we added four stocks and liquidated two. One of the sales, though, was of May Department Stores, which was acquired for a combination of stock and cash by Federated Department Stores, which thus became a new holding of the Fund. The Fund realized a nice gain on the sale of May, and we have elected to retain the shares we received of Federated. The Federated company became through the merger the largest U. S. department-store company, with names such as Macy's, Bloomingdale's, and Lord & Taylor, and should be able to create good efficiencies in the combined operation. Like May, Federated puts emphasis on dividends to shareholders.

    Also new were Deere, the agricultural-equipment manufacturer, Whitney Holdings, a New Orleans-based bank, and Archstone-Smith Trust, a real-estate investment trust (REIT) specializing in apartments. Deere impresses us with both the quality of its products and the opportunity it has for greater profitability. Whitney stock traded down to an attractive level following Hurricane Katrina; after assessing the strong position of the bank and the recovery potential for the banking business following the storm, we bought shares. Archstone-Smith, finally, gave us exposure to a perennially compelling part of the real-estate business, particularly at a time of rising employment and numerous new entrants to the work force.

    Aside from May, Diebold also departed from the portfolio, though in its case through our sale due to our disappointment with the company's earnings progress.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/05                             (continued)
--------------------------------------------------------------------------------

Q:  Can you share your outlook for the coming year?

A: After several good years in the market, investors are understandably wary of future developments. Normally the market reflects the economy and corporate earnings, but often in advance. Hence the market sometimes rises before an economic recovery, and it sometimes falls before the economy does. The market does not always get it right! And even when it does, the timing is sometimes appallingly imprecise and unhelpful. We are always amused when people claim to "hear what the market is telling them." In point of fact, "the market" is just that: an impersonal pricing mechanism, without any known power of speech. Everyday it represents the intersection of supply and demand for thousands of different securities, selling for prices determined, collectively, by millions of different reasons. To flatter oneself that one can "hear what the market says" is akin to claiming one can interpret the Babel sound itself and is surely a very high and pronounced sign of serious self-delusion. We have always preferred at Pioneer to ply a humbler course and do our best only to understand companies and their businesses and come to some estimate we think is reasonable of their stock-market value. Even in a slowing economy, if that is indeed what awaits us over the next year, there are companies that offer opportunities for investment. It is for those opportunities that we shall continue to look. Thank you for your faithful support and ongoing interest.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05
--------------------------------------------------------------------------------

  Shares                                                      Value
              CONVERTIBLE PREFERRED STOCKS - 0.7%
              Automobiles & Components - 0.6%
              Automobile Manufacturers - 0.6%
 175,000      Ford Capital Trust, 6.5%, 1/15/32        $  5,573,750
                                                       ------------
              Total Automobiles & Components           $  5,573,750
                                                       ------------
              Pharmaceuticals & Biotechnology - 0.1%
              Pharmaceuticals - 0.1%
  15,745      Schering-Plough Corp., 6.0%, 9/14/07     $    828,581
                                                       ------------
                                                       $    828,581
                                                       ------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $8,995,070)                        $  6,402,331
                                                       ------------
              COMMON STOCKS - 99.2%
              Energy - 8.1%
              Integrated Oil & Gas - 8.1%
 517,560      ConocoPhillips                           $ 33,838,073
 401,400      Chevron Corp.                              22,907,898
 383,878      Exxon Mobil Corp.                          21,550,911
                                                       ------------
                                                       $ 78,296,882
                                                       ------------
              Total Energy                             $ 78,296,882
                                                       ------------
              Materials - 5.9%
              Construction Materials - 0.7%
 100,000      Vulcan Materials Co.                     $  6,500,000
                                                       ------------
              Diversified Chemical - 1.3%
 105,232      E.I. du Pont de Nemours and Co.          $  4,387,122
 135,000      PPG Industries, Inc.                        8,095,950
                                                       ------------
                                                       $ 12,483,072
                                                       ------------
              Diversified Metals & Mining - 0.3%
 120,000      Compass Minerals International, Inc.     $  2,686,800
                                                       ------------
              Industrial Gases - 1.2%
 200,000      Air Products & Chemicals, Inc.           $ 11,448,000
                                                       ------------
              Paper Products - 0.6%
 230,000      Meadwestvaco Corp.                       $  6,030,600
                                                       ------------
              Specialty Chemicals - 0.7%
 300,000      Valspar Corp.                            $  6,615,000
                                                       ------------


The accompanying notes are an integral part of these financial statements.    15

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                  Value
              Steel - 1.1%
  513,705     Roanoke Electric Steel Corp.          $ 11,255,277
                                                    ------------
              Total Materials                       $ 57,018,749
                                                    ------------
              Capital Goods - 9.1%
              Aerospace & Defense - 0.9%
  170,000     United Technologies Corp.             $  8,717,600
                                                    ------------
              Construction & Farm Machinery & Heavy Trucks - 4.4%
  100,000     Deere & Co.                           $  6,068,000
  518,625     PACCAR, Inc.                            36,314,123
                                                    ------------
                                                    $ 42,382,123
                                                    ------------
              Electrical Component & Equipment - 1.3%
  175,000     Emerson Electric Co.                  $ 12,171,250
                                                    ------------
              Industrial Machinery - 2.5%
  632,446     Gorman-Rupp Co.+                      $ 14,735,992
  350,000     The Timken Co.                           9,926,000
                                                    ------------
                                                    $ 24,661,992
                                                    ------------
              Total Capital Goods                   $ 87,932,965
                                                    ------------
              Transportation - 1.3%
              Railroads - 1.3%
  205,000     Burlington Northern, Inc.             $ 12,722,300
                                                    ------------
              Total Transportation                  $ 12,722,300
                                                    ------------
              Automobiles & Components - 2.5%
              Auto Parts & Equipment - 1.8%
  255,600     Johnson Controls, Inc.                $ 17,393,580
                                                    ------------
              Automobile Manufacturers - 0.7%
  850,000     Ford Motor Corp.                      $  7,072,000
                                                    ------------
              Total Automobiles & Components        $ 24,465,580
                                                    ------------
              Consumer Durables & Apparel - 0.8%
              Housewares & Specialties - 0.8%
  340,000     Tupperware Corp.                      $  7,796,200
                                                    ------------
              Total Consumer Durables & Apparel     $  7,796,200
                                                    ------------
              Consumer Services - 1.9%
              Leisure Facilities - 1.5%
  531,200     Cedar Fair, L.P.                      $ 14,645,184
                                                    ------------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                        Value
              Specialized Consumer Services - 0.4%
 300,000      Servicemaster Co.                          $  3,774,000
                                                         ------------
              Total Consumer Services                    $ 18,419,184
                                                         ------------
              Media - 1.6%
              Publishing - 1.6%
 320,000      McGraw-Hill Co., Inc.                      $ 15,660,800
                                                         ------------
              Total Media                                $ 15,660,800
                                                         ------------
              Retailing - 1.5%
              Department Stores - 1.0%
 164,472      Federated Department Stores, Inc.          $ 10,093,647
                                                         ------------
              Distributors - 0.5%
 100,000      Genuine Parts Co.                          $  4,437,000
                                                         ------------
              Total Retailing                            $ 14,530,647
                                                         ------------
              Food, Beverage & Tobacco - 5.6%
              Packaged Foods & Meats - 3.8%
 520,000      Campbell Soup Co.                          $ 15,132,000
 165,000      General Mills, Inc.                           7,962,900
 272,550      H.J. Heinz Co., Inc.                          9,675,525
 184,000      Sara Lee Corp.                                3,284,400
                                                         ------------
                                                         $ 36,054,825
                                                         ------------
              Soft Drinks - 1.8%
 250,000      The Coca-Cola Co.                          $ 10,695,000
 116,300      PepsiCo, Inc.                                 6,871,004
                                                         ------------
                                                         $ 17,566,004
                                                         ------------
              Total Food, Beverage & Tobacco             $ 53,620,829
                                                         ------------
              Household & Personal Products - 2.2%
              Household Products - 2.2%
 206,000      Colgate-Palmolive Co.                      $ 10,909,760
 188,800      Clorox Co.                                   10,217,856
                                                         ------------
              Total Household & Personal Products        $ 21,127,616
                                                         ------------
              Health Care Equipment & Services - 0.5%
              Health Care Equipment - 0.5%
  88,000      Becton, Dickinson & Co.                    $  4,466,000
                                                         ------------
              Total Health Care Equipment & Services     $  4,466,000
                                                         ------------


The accompanying notes are an integral part of these financial statements.    17

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                       Value
              Pharmaceuticals & Biotechnology - 7.4%
              Pharmaceuticals - 7.4%
 356,600      Abbott Laboratories                       $ 15,351,630
 620,000      Bristol-Myers Squibb Co.                    13,125,400
 210,000      Johnson & Johnson                           13,150,200
 200,000      Eli Lilly & Co.                              9,958,000
 715,400      Merck & Co., Inc.                           20,188,588
                                                        ------------
              Total Pharmaceuticals & Biotechnology     $ 71,773,818
                                                        ------------
              Banks - 12.7%
              Diversified Banks - 4.7%
  50,000      Bank of America Corp.                     $  2,187,000
 100,000      Comerica, Inc.                               5,778,000
 318,700      U.S. Bancorp                                 9,427,146
 293,166      Wachovia Corp.                              14,810,746
 215,662      Wells Fargo & Co.                           12,982,852
                                                        ------------
                                                        $ 45,185,744
                                                        ------------
              Regional Banks - 5.1%
 250,000      First Horizon National Corp.              $  9,670,000
 358,600      National City Corp.                         11,557,678
 275,000      SunTrust Banks, Inc.                        19,932,000
 300,000      Whitney Holding Corp.                        8,100,000
                                                        ------------
                                                        $ 49,259,678
                                                        ------------
              Thrifts & Mortgage Finance - 2.9%
 705,000      Washington Mutual, Inc.                   $ 27,918,000
                                                        ------------
              Total Banks                               $122,363,422
                                                        ------------
              Diversified Financials - 5.6%
              Asset Management & Custody Banks - 4.4%
 416,000      Eaton Vance Corp.                         $ 10,354,240
 100,000      State Street Corp.                           5,523,000
 402,000      T. Rowe Price Associates, Inc.              26,339,040
                                                        ------------
                                                        $ 42,216,280
                                                        ------------
              Investment Banking & Brokerage - 0.7%
 175,000      A.G. Edwards, Inc.                        $  7,406,000
                                                        ------------


18    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                      Value
              Diversified Financial Services - 0.5%
  100,000     Citigroup, Inc.                           $  4,578,000
                                                        ------------
              Total Diversified Financials              $ 54,200,280
                                                        ------------
              Insurance - 3.7%
              Property & Casualty Insurance - 3.7%
  205,100     Chubb Corp.                               $ 19,068,147
  299,300     Safeco Corp.                                16,671,010
                                                        ------------
                                                        $ 35,739,157
                                                        ------------
              Total Insurance                           $ 35,739,157
                                                        ------------
              Real Estate - 0.6%
              Real Estate Investment Trusts - 0.6%
  150,000     Archstone Communities Trust               $  6,085,500
                                                        ------------
              Total Real Estate                         $  6,085,500
                                                        ------------
              Software & Services - 0.7%
              Data Processing & Outsourced Services - 0.7%
  150,000     Automatic Data Processing, Inc.           $  6,999,000
                                                        ------------
              Total Software & Services                 $  6,999,000
                                                        ------------
              Technology Hardware & Equipment - 0.5%
              Communications Equipment - 0.5%
  200,000     Motorola, Inc.                            $  4,432,000
                                                        ------------
              Total Technology Hardware & Equipment     $  4,432,000
                                                        ------------
              Telecommunication Services - 8.5%
              Integrated Telecommunication Services - 7.3%
  280,000     AT&T Corp.                                $  5,538,400
  696,400     BellSouth Corp.                             18,120,328
  800,000     Citizens Communication Co. (Class B)         9,792,000
  644,669     SBC Communications, Inc.                    15,375,356
  700,000     Verizon Communications, Inc.                22,057,000
                                                        ------------
                                                        $ 70,883,084
                                                        ------------
              Wireless Telecommunication Services - 1.2%
  184,585     Alltel Corp.                              $ 11,418,428
                                                        ------------
              Total Telecommunication Services          $ 82,301,512
                                                        ------------


The accompanying notes are an integral part of these financial statements.    19

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                   Value
              Utilities - 18.4%
              Electric Utilities - 4.7%
 235,400      American Electric Power Co., Inc.     $  8,935,784
 240,000      FPL Group, Inc.                         10,334,400
 384,400      Great Plains Energy, Inc. (b)           11,036,124
 440,000      Southern Co.                            15,395,600
                                                    ------------
                                                    $ 45,701,908
                                                    ------------
              Gas Utilities - 5.2%
  50,000      Atmos Energy Corp.                    $  1,315,000
 360,000      Equitable Resources, Inc.               13,914,000
 446,600      Questar Corp.                           35,169,750
                                                    ------------
                                                    $ 50,398,750
                                                    ------------
              Independent Power Producer & Energy Traders - 1.9%
 336,500      Constellation Energy Group            $ 18,440,200
                                                    ------------
              Multi-Utilities - 5.6%
 285,000      Ameren Corp.                          $ 14,991,000
 275,000      Consolidated Edison, Inc. (b)           12,512,500
 454,700      KeySpan Energy Corp.                    15,718,979
 380,000      NSTAR                                   10,336,000
                                                    ------------
                                                    $ 53,558,479
                                                    ------------
              Water Utilities - 1.0%
 275,625      Aqua America, Inc.                    $  9,338,174
                                                    ------------
              Total Utilities                       $177,437,511
                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $673,739,532)                   $957,389,952
                                                    ------------


20    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                          Value
               TEMPORARY CASH INVESTMENT - 2.3%
               Security Lending Collateral - 2.3%
22,596,022     Securities Lending Investment Fund, 3.89%     $ 22,596,022
                                                             ------------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $22,596,022)                            $ 22,596,022
                                                             ------------
               TOTAL INVESTMENT IN SECURITIES - 102.2%
               (Cost $705,330,624)                           $986,388,305
                                                             ------------
               OTHER ASSETS AND LIABILITIES - (2.2)%         $(21,641,369)
                                                             ------------
               TOTAL NET ASSETS - 100.0%                     $964,746,936
                                                             ============

+ Investment held by the Fund representing 5% or more of the voting stock of such company

(a) At October 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $699,049,286 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $315,109,354
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (27,770,335)
                                                                                ------------
       Net unrealized gain                                                      $287,339,019
                                                                                ============

(b)   At October 31, 2005, the following securities were out on loan:

   Shares        Security                         Value
  261,250        Consolidated Edison, Inc.     $11,886,875
  365,091        Great Plains Energy, Inc.      10,481,763
                                               -----------
                 Total                         $22,368,638
                                               ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2005 aggregated $146,973,293 and $135,832,813, respectively.


The accompanying notes are an integral part of these financial statements.    21

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
    (including securities loaned of $22,368,638)
    (cost $697,424,128)                                         $971,652,313
  Investment in securities of affiliated issuers, at value
    (cost $7,906,496)                                             14,735,992
                                                                ------------
    Total Investment in securities, at value
    (cost $705,330,624)                                         $986,388,305
  Receivables -
    Investment securities sold                                       965,028
    Fund shares sold                                                 863,146
    Dividends and interest                                         2,585,197
                                                                ------------
     Total assets                                               $990,801,676
                                                                ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                     $  1,694,501
    Upon return of securities loaned                              22,596,022
  Due to bank                                                      1,280,167
  Due to affiliates                                                  394,551
  Accrued expenses                                                    89,499
                                                                ------------
     Total liabilities                                          $ 26,054,740
                                                                ------------
NET ASSETS:
  Paid-in capital                                               $641,148,289
  Undistributed net investment income                              6,866,711
  Accumulated net realized gain on investments                    35,674,255
  Net unrealized gain on investments                             281,057,681
                                                                ------------
     Total net assets                                           $964,746,936
                                                                ============
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $668,555,710/22,874,312 shares)             $      29.23
                                                                ============
  Class B (based on $157,888,791/5,434,720 shares)              $      29.05
                                                                ============
  Class C (based on $121,479,032/4,194,633 shares)              $      28.96
                                                                ============
  Class R (based on $10,212,635/347,434 shares)                 $      29.39
                                                                ============
  Class Y (based on $6,610,768/225,228 shares)                  $      29.35
                                                                ============
MAXIMUM OFFERING PRICE:
  Class A ($29.23 [divided by] 94.25%)                          $      31.01
                                                                ============


22    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/05

INVESTMENT INCOME:
  Dividends (including income from affiliated issuers
    of $354,170)                                           $30,329,364
  Interest                                                      82,389
  Income from securities loaned, net                             8,882
                                                           -----------
     Total investment income                                                 $30,420,635
                                                                             -----------
EXPENSES:
  Management fees                                          $ 5,765,434
  Transfer agent fees and expenses
    Class A                                                  1,026,686
    Class B                                                    478,760
    Class C                                                    249,393
    Class R                                                      5,247
    Class Y                                                        318
  Distribution fees
    Class A                                                  1,643,217
    Class B                                                  1,696,819
    Class C                                                  1,223,848
    Class R                                                     25,998
  Administrative reimbursements                                181,579
  Custodian fees                                                32,252
  Registration fees                                            129,903
  Professional fees                                             59,186
  Printing expense                                              47,981
  Fees and expenses of nonaffiliated trustees                   22,985
  Miscellaneous                                                 31,966
                                                           -----------
     Total expenses                                                          $12,621,572
     Less fees paid indirectly                                                   (10,237)
                                                                             -----------
     Net expenses                                                            $12,611,335
                                                                             -----------
       Net investment income                                                 $17,809,300
                                                                             -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                           $39,019,185
                                                                             -----------
  Change in net unrealized gain on investments                               $36,319,178
                                                                             -----------
    Net gain on investments                                                  $75,338,363
                                                                             -----------
    Net increase in net assets resulting from operations                     $93,147,663
                                                                             ===========


The accompanying notes are an integral part of these financial statements.    23

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/05 and 10/31/04, respectively

                                                            Year Ended        Year Ended
                                                             10/31/05          10/31/04
FROM OPERATIONS:
Net investment income                                    $   17,809,300    $   15,041,610
Net realized gain on investments                             39,019,185        17,268,323
Change in net unrealized gain on investments                 36,319,178        89,703,695
                                                         --------------    --------------
    Net increase in net assets resulting from
     operations                                          $   93,147,663    $  122,013,628
                                                         --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.60 and $0.48 per share, respectively)    $  (13,541,645)   $  (10,358,673)
    Class B ($0.34 and $0.25 per share, respectively)        (2,040,384)       (1,656,118)
    Class C ($0.38 and $0.27 per share, respectively)        (1,605,969)       (1,084,083)
    Class R ($0.56 and $0.45 per share, respectively)          (101,927)          (23,930)
    Class Y ($0.71 and $0.59 per share, respectively)          (109,218)         (208,297)
                                                         --------------    --------------
     Total distributions to shareowners                  $  (17,399,143)   $  (13,331,101)
                                                         --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  203,260,260    $  205,247,057
Reinvestment of distributions                                14,828,754        11,207,005
Cost of shares repurchased                                 (207,178,038)     (207,709,556)
                                                         --------------    --------------
    Net increase in net assets resulting from
     Fund share transactions                             $   10,910,976    $    8,744,506
                                                         --------------    --------------
    Net increase in net assets                           $   86,659,496    $  117,427,033
NET ASSETS:
Beginning of year                                           878,087,440       760,660,407
                                                         --------------    --------------
End of year (including undistributed net investment
  income of $6,886,711 and $6,554,311,
  respectively)                                          $  964,746,936    $  878,087,440
                                                         ==============    ==============


24    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '05 Shares       '05 Amount       '04 Shares       '04 Amount
CLASS A
Shares sold                         4,282,411    $  123,686,391       4,973,509    $  127,027,390
Reinvestment of distributions         414,127        12,028,807         356,620         9,120,357
Less shares repurchased            (4,147,670)     (120,070,812)     (4,273,759)     (108,706,870)
                                   ----------    --------------      ----------    --------------
    Net increase                      548,868    $   15,644,386       1,056,370    $   27,440,877
                                   ==========    ==============      ==========    ==============
CLASS B
Shares sold                         1,257,967    $   36,136,421       1,288,365    $   32,697,780
Reinvestment of distributions          56,959         1,643,334          53,483         1,357,596
Less shares repurchased            (1,908,424)      (54,838,775)     (2,583,099)      (65,816,809)
                                   ----------    --------------      ----------    --------------
    Net decrease                     (593,498)   $  (17,059,020)     (1,241,251)   $  (31,761,433)
                                   ==========    ==============      ==========    ==============
CLASS C
Shares sold                         1,096,405    $   31,260,204       1,481,014    $   37,244,660
Reinvestment of distributions          36,483         1,050,002          27,128           688,893
Less shares repurchased            (1,052,603)      (30,182,180)       (944,232)      (23,934,932)
                                   ----------    --------------      ----------    --------------
    Net increase                       80,285    $    2,128,026         563,910    $   13,998,621
                                   ==========    ==============      ==========    ==============
CLASS R
Shares sold                           294,456    $    8,655,038          42,478    $    1,110,868
Reinvestment of distributions           3,019            88,610             896            23,098
Less shares repurchased               (26,548)         (776,777)        (13,178)         (324,142)
                                   ----------    --------------      ----------    --------------
    Net increase                      270,927    $    7,966,871          30,196    $      809,824
                                   ==========    ==============      ==========    ==============
CLASS Y
Shares sold                           117,705    $    3,522,206         279,396    $    7,166,359
Reinvestment of distributions             608            18,001             682            17,061
Less shares repurchased               (45,501)       (1,309,494)       (339,787)       (8,926,803)
                                   ----------    --------------      ----------    --------------
    Net increase (decrease)            72,812    $    2,230,713         (59,709)   $   (1,743,383)
                                   ==========    ==============      ==========    ==============


The accompanying notes are an integral part of these financial statements.    25

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
Net asset value, beginning of period                        $  26.91     $  23.57     $  20.80     $  24.28     $  29.55
                                                            --------     --------     --------     --------     --------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.61     $   0.52     $   0.47     $   0.49     $   0.47
 Net realized and unrealized gain (loss) on investments         2.31         3.30         2.78        (3.50)       (2.97)
                                                            --------     --------     --------     --------     --------
   Net increase (decrease) from investment operations       $   2.92     $   3.82     $   3.25     $  (3.01)    $  (2.50)
Distributions to shareowners:
 Net investment income                                         (0.60)       (0.48)       (0.48)       (0.47)       (0.45)
 Net realized gain                                                 -            -            -            -        (2.29)
 Tax return of capital                                             -            -            -            -        (0.03)
                                                            --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                  $   2.32     $   3.34     $   2.77     $  (3.48)    $  (5.27)
                                                            --------     --------     --------     --------     --------
Net asset value, end of period                              $  29.23     $  26.91     $  23.57     $  20.80     $  24.28
                                                            ========     ========     ========     ========     ========
Total return*                                                  10.87%       16.33%       15.89%      (12.62)%      (9.21)%
Ratio of net expenses to average net assets+                    1.06%        1.08%        1.17%        1.11%        1.08%
Ratio of net investment income to average net assets+           2.11%        2.07%        2.24%        2.06%        1.77%
Portfolio turnover rate                                           14%          22%          15%          10%          15%
Net assets, end of period (in thousands)                    $668,556     $600,835     $501,283     $409,553     $464,792
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.06%        1.08%        1.17%        1.10%        1.06%
 Net investment income                                          2.11%        2.07%        2.24%        2.07%        1.79%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.


26    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
Net asset value, beginning of period                        $  26.75     $  23.42     $  20.67     $  24.14     $  29.37
                                                            --------     --------     --------     --------     --------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.38     $   0.35     $   0.32     $   0.31     $   0.25
 Net realized and unrealized gain (loss) on investments         2.26         3.23         2.73        (3.50)       (2.93)
                                                            --------     --------     --------     --------     --------
   Net increase (decrease) from investment operations       $   2.64     $   3.58     $   3.05     $  (3.19)    $  (2.68)
Distributions to shareowners:
 Net investment income                                         (0.34)       (0.25)       (0.30)       (0.28)       (0.23)
 Net realized gain                                                 -            -            -            -        (2.29)
 Tax return of capital                                             -            -            -            -        (0.03)
                                                            --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                  $   2.30     $   3.33     $   2.75     $  (3.47)    $  (5.23)
                                                            --------     --------     --------     --------     --------
Net asset value, end of period                              $  29.05     $  26.75     $  23.42     $  20.67     $  24.14
                                                            ========     ========     ========     ========     ========
Total return*                                                   9.89%       15.34%       14.90%      (13.34)%      (9.90)%
Ratio of net expenses to average net assets+                    1.93%        1.95%        2.02%        1.91%        1.87%
Ratio of net investment income to average net assets+           1.24%        1.21%        1.41%        1.25%        0.98%
Portfolio turnover rate                                           14%          22%          15%          10%          15%
Net assets, end of period (in thousands)                    $157,889     $161,275     $170,283     $174,334     $230,268
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.93%        1.95%        2.02%        1.90%        1.85%
 Net investment income                                          1.24%        1.21%        1.41%        1.26%        1.00%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    27

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
Net asset value, beginning of period                        $  26.68     $  23.37     $ 20.63      $  24.08     $  29.32
                                                            --------     --------     -------      --------     --------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.38     $   0.29     $  0.24      $   0.26     $   0.21
 Net realized and unrealized gain (loss) on investments         2.28         3.29        2.81         (3.45)       (2.92)
                                                            --------     --------     -------      --------     --------
   Net increase (decrease) from investment operations       $   2.66     $   3.58     $  3.05      $  (3.19)    $  (2.71)
Distributions to shareowners:
 Net investment income                                         (0.38)       (0.27)      (0.31)        (0.26)       (0.21)
 Net realized gain                                                 -            -           -             -        (2.29)
 Tax return of capital                                             -            -           -             -        (0.03)
                                                            --------     --------     -------      --------     --------
Net increase (decrease) in net asset value                  $   2.28     $   3.31     $  2.74      $  (3.45)    $  (5.24)
                                                            --------     --------     -------      --------     --------
Net asset value, end of period                              $  28.96     $  26.68     $ 23.37      $  20.63     $  24.08
                                                            ========     ========     =======      ========     ========
Total return*                                                   9.98%       15.40%      14.93%       (13.37)%     (10.02)%
Ratio of net expenses to average net assets+                    1.86%        1.89%       2.00%         1.99%        1.98%
Ratio of net investment income to average net assets+           1.31%        1.26%       1.36%         1.19%        0.84%
Portfolio turnover rate                                           14%          22%         15%           10%          15%
Net assets, end of period (in thousands)                    $121,479     $109,787     $82,979      $ 42,903     $ 37,618
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.86%        1.89%       2.00%         1.98%        1.96%
 Net investment income                                          1.31%        1.26%       1.36%         1.20%        0.86%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.


28    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             4/1/03 (a)
                                                  Year Ended   Year Ended        to
CLASS R                                            10/31/05     10/31/04      10/31/03
Net asset value, beginning of period               $ 27.08      $ 23.71      $ 19.97
                                                   -------      -------      -------
Net increase from investment operations:
  Net investment income                            $  0.39      $  0.44      $  0.23
  Net realized and unrealized gain on
   investments                                        2.48         3.38         3.73
                                                   -------      -------      -------
   Net increase from investment operations         $  2.87      $  3.82      $  3.96
Distributions to shareowners:
  Net investment income                              (0.56)       (0.45)       (0.22)
                                                   -------      -------      -------
Net increase in net asset value                    $  2.31      $  3.37      $  3.74
                                                   -------      -------      -------
Net asset value, end of period                     $ 29.39      $ 27.08      $ 23.71
                                                   =======      =======      =======
Total return*                                        10.64%       16.23%       19.87%
Ratio of net expenses to average net assets+          1.26%        1.17%        1.21%**
Ratio of net investment income to average net
  assets+                                             1.86%        1.98%        0.97%**
Portfolio turnover rate                                 14%          22%          15%
Net assets, end of period (in thousands)           $10,213      $ 2,072      $ 1,098
Ratios with reduction for fees paid indirectly:
  Net expenses                                        1.26%        1.17%        1.21%**
  Net investment income                               1.86%        1.98%        0.97%**

(a)  Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    29

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                     10/31/05    10/31/04     10/31/03     10/31/02     10/31/01
Net asset value, beginning of period                        $ 27.02     $ 23.65      $ 20.85      $  24.33     $ 29.59
                                                            -------     -------      -------      --------     -------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.63     $  0.67      $  0.52      $   0.55     $  0.55
 Net realized and unrealized gain (loss) on investments        2.41        3.29         2.85         (3.46)      (2.97)
                                                            -------     -------      -------      --------     -------
   Net increase (decrease) from investment operations       $  3.04     $  3.96      $  3.37      $  (2.91)    $ (2.42)
Distributions to shareowners:
 Net investment income                                        (0.71)      (0.59)       (0.57)        (0.57)      (0.52)
 Net realized gain                                                -           -            -             -       (2.29)
 Tax return of capital                                            -           -            -             -       (0.03)
                                                            -------     -------      -------      --------     -------
Net increase (decrease) in net asset value                  $  2.33     $  3.37      $  2.80      $  (3.48)    $ (5.26)
                                                            -------     -------      -------      --------     -------
Net asset value, end of period                              $ 29.35     $ 27.02      $ 23.65      $  20.85     $ 24.33
                                                            =======     =======      =======      ========     =======
Total return*                                                 11.31%      16.88%       16.45%       (12.24)%     (8.89)%
Ratio of net expenses to average net assets+                   0.66%       0.64%        0.71%         0.69%       0.66%
Ratio of net investment income to average net assets+          2.51%       2.43%        2.66%         2.49%       2.17%
Portfolio turnover rate                                          14%         22%          15%           10%         15%
Net assets, end of period (in thousands)                    $ 6,611     $ 4,119      $ 5,017      $  2,842     $ 2,530
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.66%       0.64%        0.71%         0.68%       0.64%
 Net investment income                                         2.51%       2.43%        2.66%         2.50%       2.19%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.


30    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                               (continued)
--------------------------------------------------------------------------------

    Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At October 31, 2005, there were no securities fair valued. Cash equivalent securities with a remaining maturity of 60 days or less are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 were as follows:

-----------------------------------------------------------
                                    2005             2004
-----------------------------------------------------------
  Distributions paid from:
  Ordinary Income              $17,399,143      $13,331,101
  Long-term capital gain                --               --
                               -----------      -----------
  Total                        $17,399,143      $13,331,101
                               ===========      ===========

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2005.

------------------------------------------------
                                          2005
------------------------------------------------
  Undistributed ordinary income     $    585,373
  Undistributed long-term gain        35,674,255
  Unrealized appreciation            287,339,019
                                    ------------
  Total                             $323,598,647
                                    ============

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax adjustments on partnerships and preferred stocks.

    At October 31, 2005, the Fund reclassified $97,757 to decrease undistributed net investment income and $97,757 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $135,907 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2005.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                               (continued)
--------------------------------------------------------------------------------

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2005, $50,331 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $176,325 in transfer agent fees payable to PIMSS at October 31, 2005.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares, except Class Y shares (Class A Plan, Class B Plan, Class C Plan, Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                               (continued)
--------------------------------------------------------------------------------

and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $167,895 in distribution fees payable to PFD at October 31, 2005. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans in reimbursement for actual expenditures.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charges that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2005, CDSCs in the amount of $286,758 were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2005, the Fund's expenses were reduced by $10,237 under such arrangements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.  Line Of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 2005, the Fund had no borrowings under this agreement.

7. Affiliated Companies

The Fund's investments in certain companies exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes trans-actions with affiliates of the Fund for the year ended, October 31, 2005:

-------------------------------------------------------------------------------------------
                     Beginning                                      Ending
                      Balance    Purchases     Sales    Dividend    Balance
Affiliates            (shares)    (shares)   (shares)    Income    (shares)       Value
-------------------------------------------------------------------------------------------
Gorman-Rupp Co.     632,446       -            -        $354,170    632,446     $14,735,992
-------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended October 31, 2005, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2005 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 99.94%.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pioneer Equity Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Equity Income Fund (the "Fund") as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year in the period ended October 31, 2001 were audited by other auditors who have ceased operations and whose report, dated December 7, 2001 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Income Fund at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 13, 2005

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 88 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held   Length of Service                                                  Other Directorships
Name and Age                With the Fund    and Term of Office    Principal Occupation During Past Five Years  Held by this Trustee
John F. Cogan, Jr. (79)*    Chairman of the  Trustee since 1990.   Deputy Chairman and a Director of Pioneer    Chairman and
                            Board,           Serves until          Global Asset Management S.p.A. ("PGAM");     Director of ICI
                            Trustee and      successor trustee is  Non-Executive Chairman and a Director of     Mutual Insurance
                            President        elected or earlier    Pioneer Investment Management USA Inc.       Company; Director of
                                             retirement or         ("PIM-USA"); Chairman and a Director of      Harbor Global
                                             removal               Pioneer; Director of Pioneer Alternative     Company, Ltd.
                                                                   Investment Management Limited (Dublin);
                                                                   President and a Director of Pioneer
                                                                   Alternative Investment Management (Bermuda)
                                                                   Limited and affiliated funds; President
                                                                   and Director of Pioneer Funds Distributor,
                                                                   Inc. ("PFD"); President of all of the
                                                                   Pioneer Funds; and Of Counsel (since 2000,
                                                                   partner prior to 2000), Wilmer Cutler
                                                                   Pickering Hale and Dorr LLP (counsel to
                                                                   PIM-USA and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================
Osbert M. Hood (53)**       Trustee and      Trustee since June,   President and Chief Executive Officer,       None
                            Executive Vice   2003. Serves until    PIM-USA since May 2003 (Director since
                            President        successor trustee is  January 2001); President and Director of
                                             elected or earlier    Pioneer since May 2003; Chairman and
                                             retirement or         Director of Pioneer Investment Management
                                             removal               Shareholder Services, Inc. ("PIMSS") since
                                                                   May 2003; Executive Vice President of all of
                                                                   the Pioneer Funds since June 2003; Executive
                                                                   Vice President and Chief Operating Officer
                                                                   of PIM-USA, November 2000 to May 2003.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held   Length of Service                                                  Other Directorships
Name, Age and Address       With the Fund    and Term of Office    Principal Occupation During Past Five Years  Held by this Trustee
David R. Bock **(61)        Trustee          Trustee since 2005.   Senior Vice President and Chief Financial    Director of The
3050 K. Street NW,                           Serves until          Officer, I-trax, Inc. (publicly traded       Enterprise Social
Washington, DC 20007                         successor trustee is  health care services company) (2001 -        Investment Company
                                             elected or earlier    present); Managing Partner, Federal          (privately-held
                                             retirement or         City Capital Advisors (boutique merchant     affordable housing
                                             removal.              bank)(1995 - 2000; 2002 to 2004); Executive  finance company);
                                                                   Vice President and Chief Financial Officer,  Director of New York
                                                                   Pedestal Inc. (internet-based mortgage       Mortgage Trust
                                                                   trading company) (2000 - 2002)               (publicly traded
                                                                                                                mortgage REIT)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
====================================================================================================================================

Mary K. Bush (57)           Trustee          Trustee since 1997.   President, Bush International                Director of Brady
3509 Woodbine Street,                        Serves until          (international financial advisory firm)      Corporation
Chevy Chase, MD 20815                        successor trustee                                                  (industrial
                                             is elected or earlier                                              identification and
                                             retirement or removal                                              specialty coated
                                                                                                                material products
                                                                                                                manufacturer),
                                                                                                                Millennium
                                                                                                                Chemicals, Inc.
                                                                                                                (commodity
                                                                                                                chemicals), Mortgage
                                                                                                                Guaranty Insurance
                                                                                                                Corporation, and
                                                                                                                R.J. Reynolds
                                                                                                                Tobacco Holdings,
                                                                                                                Inc. (tobacco)
====================================================================================================================================
Margaret B.W. Graham (58)   Trustee          Trustee since 1990.   Founding Director, The Winthrop Group, Inc.  None
1001 Sherbrooke Street West,                 Serves until          (consulting firm); Professor of Management,
Montreal, Quebec, Canada                     successor trustee     Faculty of Management, McGill University
H3A 1G5                                      is elected or earlier
                                             retirement or removal
====================================================================================================================================

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Positions Held   Length of Service                                                  Other Directorships
Name, Age and Address       With the Fund    and Term of Office    Principal Occupation During Past Five Years  Held by this Trustee
Marguerite A. Piret (57)    Trustee          Trustee since 1990.   President and Chief Executive Officer,       Director of New
One Boston Place,                            Serves until          Newbury, Piret & Company, Inc.               America High
28th Floor,                                  successor trustee     (investment banking firm)                    Income Fund, Inc.
Boston, MA 02108                             is elected or earlier                                              (closed-end
                                             retirement or removal                                              investment company)
====================================================================================================================================

Stephen K. West (77)        Trustee          Trustee since 1993.   Senior Counsel, Sullivan & Cromwell          Director, The Swiss
125 Broad Street,                            Serves until          (law firm)                                   Helvetia Fund, Inc.
New York, NY 10004                           successor trustee is                                               (closed-end
                                             elected or earlier                                                 investment company)
                                             retirement or removal                                              and  AMVESCAP PLC
                                                                                                                (investment
                                                                                                                managers)
====================================================================================================================================

John Winthrop (69)          Trustee          Trustee since 1990.   President, John Winthrop & Co., Inc.         None
One North Adgers Wharf,                      Serves until          (private investment firm)
Charleston, SC 29401                         successor trustee is
                                             elected or earlier
                                             retirement or removal
====================================================================================================================================

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

Dorothy E. Bourassa (57)    Secretary        Since September,      Secretary of PIM-USA; Senior Vice            None
                                             2003. Serves at the   President - Legal of Pioneer; and
                                             discretion of the     Secretary/Clerk of most of PIM-USA's
                                             Board                 subsidiaries; Secretary of all of the
                                                                   Pioneer Funds since September 2003
                                                                   (Assistant Secretary from November 2000 to
                                                                   September 2003)
====================================================================================================================================

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held   Length of Service                                                  Other Directorships
Name and Age                With the Fund    and Term of Office    Principal Occupation During Past Five Years  Held by this Officer
Christopher J. Kelley (40)  Assistant        Since September,      Assistant Vice President and Senior Counsel  None
                            Secretary        2003. Serves at the   of Pioneer since July 2002; Vice President
                                             discretion of the     and Senior Counsel of BISYS Fund Services,
                                             Board                 Inc. (April 2001 to June 2002); Senior Vice
                                                                   President and Deputy General Counsel of
                                                                   Funds Distributor, Inc. (July 2000 to April
                                                                   2001; Assistant Secretary of all Pioneer
                                                                   Funds since September 2003
====================================================================================================================================

David C. Phelan (48)        Assistant        Since September,      Partner, Wilmer Cutler Pickering Hale and    None
                            Secretary        2003. Serves at       Dorr LLP; Assistant Secretary of all
                                             the discretion of     Pioneer Funds since September 2003
                                             the Board
====================================================================================================================================

Vincent Nave (60)           Treasurer        Since November,       Vice President - Fund Accounting,            None
                                             2000. Serves at       Administration and Custody Services of
                                             the discretion of     Pioneer; and Treasurer of all of the
                                             the Board             Pioneer Funds
====================================================================================================================================

Mark E. Bradley (45)        Assistant        Since November,       Deputy Treasurer of Pioneer since 2004;      None
                            Treasurer        2004. Serves at       Treasurer and Senior Vice President, CDC
                                             the discretion        IXIS Asset Management Services from 2002
                                             of the Board          to 2003; Assistant Treasurer and Vice
                                                                   President, MFS Investment Management from
                                                                   1997 to 2002; and Assistant Treasurer of
                                                                   all of the Pioneer Funds since November 2004
====================================================================================================================================

Luis I. Presutti (40)       Assistant        Since November,       Assistant Vice President - Fund Accounting,  None
                            Treasurer        2000. Serves          Administration and Custody Services of
                                             at the discretion     Pioneer; and Assistant Treasurer of all of
                                             of the Board          the Pioneer Funds
====================================================================================================================================

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            Positions Held   Length of Service                                                  Other Directorships
Name and Age                With the Fund    and Term of Office    Principal Occupation During Past Five Years  Held by this Officer
Gary Sullivan (47)          Assistant        Since May, 2002.      Fund Accounting Manager - Fund Accounting,   None
                            Treasurer        Serves at the         Administration and Custody Services of
                                             discretion of         Pioneer; and Assistant Treasurer of all of
                                             the Board             the Pioneer Funds since May 2002
====================================================================================================================================

Katherine Kim Sullivan (31) Assistant        Since September,      Fund Administration Manager - Fund           None
                            Treasurer        2003. Serves          Accounting, Administration and Custody
                                             at the discretion     Services since June 2003; Assistant Vice
                                             of the Board          President - Mutual Fund Operations of State
                                                                   Street Corporation from June 2002 to June
                                                                   2003 (formerly Deutsche Bank Asset
                                                                   Management); Pioneer Fund Accounting,
                                                                   Administration and Custody Services (Fund
                                                                   Accounting Manager from August 1999 to May
                                                                   2002, Assistant Treasurer of all Pioneer
                                                                   Funds since September 2003
====================================================================================================================================

Martin J. Wolin (38)        Chief Compliance Since October,        Chief Compliance Officer of Pioneer          None
                            Officer          2004. Serves at the   (Director of Compliance and Senior Counsel
                                             discretion of         from November 2000 to September 2004); and
                                             the Board             Chief Compliance Officer of all of the
                                                                   Pioneer Funds since 2004.
====================================================================================================================================

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Fees for audit services provided to the Fund, including fees associated with the routine filings of its Form N-1A, totaled approximately $22,655 in 2005 and approximately $19,700 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related and other services provided to the Fund during the fiscal years ended October 31, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Fees for tax compliance services, primarily for tax returns, totaled $6,800 in 2005 and $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended October 31, 2005 and 2004.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2005 and 2004, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,800 in 2005 and $6,000 in 2004.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1





ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  December 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 29, 2005

* Print the name and title of each signing officer under his or her signature.